DIVIDENDS ON ORDINARY SHARES (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Dividends On Ordinary Shares [Abstract]
Dividends paid	£ 0	£ 554